SCHEDULE OF RECONCILIATION BETWEEN THE STATUTORY TAX RATE AND THE ACTUAL PROVISION (Details)	3 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023	Aug. 31, 2022
Income Tax Disclosure [Abstract]
US Statutory rate	21.00%	21.00%	21.00%	21.00%
Effect of reconciling items for tax purposes	(21.00%)	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate